UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120

 (Address of principal executive offices)     (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 101.0%
Consumer Discretionary 13.0%
Advance Auto Parts, Inc.	252	38,317
Amazon.com, Inc. *	1,318	773,666
AutoNation, Inc. *	268	11,591
AutoZone, Inc. *	107	82,111
Bed Bath & Beyond, Inc. *	580	25,039
Best Buy Co., Inc.	1,024	28,600
BorgWarner, Inc.	773	22,695
Cablevision Systems Corp., Class A	763	24,347
CarMax, Inc. *	700	30,926
Carnival Corp., Class A	1,571	75,612
CBS Corp., Class B	1,488	70,680
Chipotle Mexican Grill, Inc. *	110	49,827
Coach, Inc.	944	34,975
Comcast Corp., Class A	8,377	466,683
D.R. Horton, Inc.	1,114	30,646
Darden Restaurants, Inc.	391	24,656
Delphi Automotive PLC	964	62,602
Discovery Communications, Inc., Class A *	516	14,236
Discovery Communications, Inc., Class C *	879	23,918
Dollar General Corp.	999	74,985
Dollar Tree, Inc. *	807	65,625
Expedia, Inc.	405	40,921
Ford Motor Co.	13,364	159,566
GameStop Corp., Class A	364	9,540
Gap, Inc.	788	19,479
Garmin, Ltd.	404	14,213
General Motors Co.	4,856	143,932
Genuine Parts Co.	518	44,636
Goodyear Tire & Rubber Co.	920	26,137
H&R Block, Inc.	812	27,649
Hanesbrands, Inc.	1,344	41,086
Harley-Davidson, Inc.	659	26,360
Harman International Industries, Inc.	245	18,226
Hasbro, Inc.	385	28,598
Johnson Controls, Inc.	2,230	79,991
Kohl's Corp.	651	32,387
L Brands, Inc.	876	84,227
Leggett & Platt, Inc.	468	19,427
Lennar Corp., Class A	617	26,007
Lowe's Cos., Inc.	3,137	224,797
Macy's, Inc.	1,071	43,279
Marriott International, Inc., Class A	663	40,629
Mattel, Inc.	1,154	31,839
McDonald's Corp.	3,152	390,154
Michael Kors Holdings, Ltd. *	633	25,257
Mohawk Industries, Inc. *	221	36,776
Netflix.com, Inc. *	1,466	134,637
Newell Rubbermaid, Inc.	914	35,445
News Corp., Class A	1,299	16,848
News Corp., Class B	375	5,006
Nike, Inc., Class B	4,626	286,859
Nordstrom, Inc.	470	23,077
Omnicom Group, Inc.	829	60,807
O'Reilly Automotive, Inc. *	338	88,184
Polo Ralph Lauren Corp.	204	22,950
Pulte Group, Inc.	1,092	18,302
PVH Corp.	285	20,913
Ross Stores, Inc.	1,390	78,201
Royal Caribbean Cruises, Ltd.	587	48,111
Scripps Networks Interactive, Inc., Class A	322	19,632
Signet Jewelers, Ltd.	273	31,668
Staples, Inc.	2,216	19,767
Starbucks Corp.	5,093	309,501
Starwood Hotels & Resorts Worldwide, Inc.	583	36,286

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Discretionary, continued
Target Corp.	2,113	153,024
TEGNA, Inc.	760	18,248
The Home Depot, Inc.	4,347	546,680
The Interpublic Group of Cos., Inc.	1,403	31,483
The Priceline Group, Inc. *	176	187,435
The TJX Companies, Inc.	2,297	163,638
The Walt Disney Co.	5,215	499,701
Tiffany & Co.	384	24,515
Time Warner Cable, Inc., Class A	973	177,096
Time Warner, Inc.	2,744	193,287
Tractor Supply Co.	464	40,976
TripAdvisor, Inc. *	387	25,836
Twenty-First Century Fox, Inc., Class A	4,015	108,285
Twenty-First Century Fox, Inc., Class B	1,470	39,837
Under Armour, Inc., Class A *	616	52,625
Urban Outfitters, Inc. *	300	6,864
VF Corp.	1,172	73,367
Viacom, Inc., Class B	1,184	54,038
Whirlpool Corp.	269	36,150
Wyndham Worldwide Corp.	403	26,155
Wynn Resorts, Ltd.	282	18,990
Yum! Brands, Inc.	1,481	107,180
		7,508,454

Consumer Staples 10.8%
Altria Group, Inc.	6,722	410,781
Archer-Daniels-Midland Co.	2,046	72,326
Brown-Forman Corp., Class B	352	34,440
Campbell Soup Co.	617	34,805
Church & Dwight Co., Inc.	486	40,824
Clorox Co.	445	57,427
Coca-Cola Co.	13,420	575,986
Coca-Cola Enterprises, Inc.	720	33,422
Colgate-Palmolive Co.	3,075	207,655
ConAgra Foods, Inc.	1,488	61,960
Constellation Brands, Inc., Class A	594	90,573
Costco Wholesale Corp.	1,498	226,378
CVS Health Corp.	3,798	366,849
Dr. Pepper Snapple Group, Inc.	651	61,090
Estee Lauder Cos., Class A	764	65,131
General Mills, Inc.	2,049	115,789
Hormel Foods Corp.	460	36,989
Kellogg Co.	876	64,333
Keurig Green Mountain, Inc.	399	35,611
Kimberly-Clark Corp.	1,246	160,011
Kroger Co.	3,338	129,548
McCormick & Co., Inc.	395	34,748
Mead Johnson Nutrition Co.	676	49,003
Molson Coors Brewing Co., Class B	539	48,769
Mondelez International, Inc.	5,450	234,896
Monster Beverage Corp. *	515	69,540
PepsiCo, Inc.	4,996	496,103
Philip Morris International	5,314	478,313
Procter & Gamble Co.	9,327	761,923
Reynolds American, Inc.	2,843	142,008
Sysco Corp.	1,801	71,698
The Hershey Co.	494	43,526
The J.M. Smucker Co.	409	52,483
The Kraft Heinz Co.	2,041	159,320
Tyson Foods, Inc., Class A	1,014	54,107
Walgreens Boots Alliance, Inc.	2,988	238,203
Wal-Mart Stores, Inc.	5,376	356,751
Whole Foods Market, Inc.	1,173	34,381
		6,207,700

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Energy 6.7%
Anadarko Petroleum Corp.	1,743	68,134
Apache Corp.	1,288	54,792
Baker Hughes, Inc.	1,506	65,526
Cabot Oil & Gas Corp.	1,431	29,693
Cameron International Corp. *	653	42,876
Chesapeake Energy Corp.	1,824	6,183
Chevron Corp.	6,454	558,077
Cimarex Energy Co.	323	30,039
Columbia Pipeline Group, Inc.	1,336	24,783
ConocoPhillips, Inc.	4,233	165,426
CONSOL Energy, Inc.	797	6,328
Devon Energy Corp.	1,316	36,716
Diamond Offshore Drilling, Inc.	222	4,127
Ensco PLC, Class A, ADR	826	8,078
EOG Resources, Inc.	1,885	133,873
Equities Corp.	528	32,599
Exxon Mobil Corp.	14,275	1,111,308
FMC Technologies, Inc. *	795	19,994
Halliburton Co.	2,937	93,367
Helmerich & Payne, Inc.	372	18,898
Hess Corp.	822	34,935
Kinder Morgan, Inc.	6,273	103,191
Marathon Oil Corp.	2,308	22,457
Marathon Petroleum Corp.	1,827	76,350
Murphy Oil Corp.	556	10,903
National-Oilwell Varco, Inc.	1,288	41,912
Newfield Exploration Co. *	555	16,134
Noble Energy, Inc.	1,450	46,937
Occidental Petroleum Corp.	2,628	180,885
ONEOK, Inc.	714	17,786
Phillips 66	1,632	130,805
Pioneer Natural Resources Co.	554	68,668
Range Resources Corp.	580	17,145
Schlumberger, Ltd.	4,325	312,568
Southwestern Energy Co. *	1,322	11,753
Spectra Energy Corp.	2,289	62,833
Tesoro Corp.	415	36,209
Transocean, Ltd.	1,178	12,275
Valero Energy Corp.	1,654	112,257
Williams Cos., Inc.	2,331	44,988
		3,871,808

Financials 15.9%
Affiliated Managers Group *	187	25,094
AFLAC, Inc.	1,468	85,085
Allstate Corp.	1,329	80,537
American Express Co.	2,870	153,545
American International Group, Inc.	4,242	239,587
American Tower Corp.	1,455	137,265
Ameriprise Financial, Inc.	616	55,840
AON PLC	941	82,648
Apartment Investment & Management Co., Class A	538	21,063
Assurant, Inc.	228	18,539
AvalonBay Communities, Inc.	472	80,943
Bank of America Corp.	35,702	504,826
Bank of New York Mellon Corp.	3,750	135,825
BB&T Corp.	2,676	87,398
Berkshire Hathaway, Inc., Class B *	6,424	833,643
BlackRock, Inc., Class A	434	136,389
Boston Properties, Inc.	529	61,475
Capital One Financial Corp.	1,824	119,691
CBRE Group, Inc., Class A *	988	27,634
Cincinnati Financial Corp.	506	29,161
Citigroup, Inc.	10,216	434,997

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
CME Group, Inc.	1,161	104,316
Comerica, Inc.	616	21,129
Crown Castle International Corp.	1,147	98,871
Discover Financial Services, Inc., Class A	1,466	67,128
E*Trade Financial Corp. *	1,007	23,725
Equinix, Inc.	214	66,462
Equity Residential	1,251	96,440
Essex Property Trust, Inc.	226	48,163
Extra Space Storage, Inc.	500	45,345
Federal Realty Investment Trust	250	37,708
Fifth Third BanCorp	2,724	43,039
Franklin Resources, Inc.	1,300	45,058
General Growth Properties, Inc.	1,991	55,828
Goldman Sachs Group, Inc.	1,362	220,044
Hartford Financial Services Group, Inc.	1,414	56,815
HCP, Inc.	1,598	57,432
Host Hotels & Resorts, Inc.	2,560	35,456
Huntington Bancshares, Inc.	2,738	23,492
Intercontinental Exchange, Inc.	409	107,894
Invesco, Ltd.	1,460	43,698
Iron Mountain, Inc.	662	18,231
JPMorgan Chase & Co.	12,623	751,069
KeyCorp	2,865	31,973
Kimco Realty Corp.	1,408	38,284
Legg Mason, Inc.	375	11,483
Leucadia National Corp.	1,149	19,027
Lincoln National Corp.	856	33,778
Loews Corp.	964	35,678
M&T Bank Corp.	546	60,158
Marsh & McLennan Cos., Inc.	1,791	95,514
McGraw-Hill Cos., Inc.	928	78,899
MetLife, Inc.	3,807	169,982
Moody's Corp.	594	52,949
Morgan Stanley	5,191	134,343
Navient Corp.	1,243	11,883
Northern Trust Corp.	748	46,436
People's United Financial, Inc.	1,058	15,203
Plum Creek Timber Co., Inc.	596	24,144
PNC Financial Services Group	1,741	150,858
Principal Financial Group, Inc.	935	35,530
Progressive Corp.	1,997	62,406
Prologis, Inc.	1,798	70,967
Prudential Financial, Inc.	1,539	107,853
Public Storage	504	127,794
Realty Income Corp.	851	47,477
Regions Financial Corp.	4,513	36,646
Simon Property Group, Inc.	1,064	198,202
SL Green Realty Corp.	342	33,041
State Street Corp.	1,384	77,130
SunTrust Banks, Inc.	1,752	64,088
Synchrony Financial *	2,859	81,253
T. Rowe Price Group, Inc.	863	61,230
The Charles Schwab Corp.	4,116	105,081
The Macerich Co.	459	35,788
The NASDAQ OMX Group, Inc.	394	24,428
Torchmark Corp.	396	21,519
Travelers Companies, Inc.	1,052	112,606
U.S. BanCorp	5,640	225,938
Unum Group	840	24,058
Ventas, Inc.	1,140	63,065
Vornado Realty Trust	609	53,872
Wells Fargo & Co.	15,928	800,064
Welltower, Inc.	1,214	75,535
Weyerhaeuser Co.	1,753	44,894
Willis Towers Watson PLC	474	54,259

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
XL Group PLC	1,032	37,420
Zions Bancorporation	707	16,035
		9,127,299

Health Care 15.0%
Abbott Laboratories	5,116	193,640
AbbVie, Inc.	5,605	307,715
Aetna, Inc.	1,198	122,004
Agilent Technologies, Inc.	1,130	42,545
Alexion Pharmaceuticals, Inc. *	772	112,658
Allergan PLC *	1,352	384,549
AmerisourceBergen Corp.	673	60,274
Amgen, Inc.	2,587	395,112
Anthem, Inc.	898	117,180
Baxalta, Inc.	1,862	74,499
Baxter International, Inc.	1,876	68,662
Becton Dickinson & Co.	725	105,393
Biogen, Inc. *	765	208,891
Boston Scientific Corp. *	4,614	80,883
Bristol-Myers Squibb Co.	5,720	355,555
C.R. Bard, Inc.	252	46,184
Cardinal Health, Inc.	1,140	92,762
Celgene Corp. *	2,693	270,162
Cerner Corp. *	1,055	61,201
CIGNA Corp.	885	118,236
DaVita Healthcare Partners, Inc. *	573	38,460
DENTSPLY International, Inc.	476	28,032
Edwards Lifesciences Corp. *	741	57,954
Eli Lilly & Co.	3,348	264,827
ENDO International PLC *	710	39,384
Express Scripts Holding, Inc. *	2,321	166,810
Gilead Sciences, Inc.	4,942	410,185
HCA Holdings, Inc. *	1,077	74,938
Henry Schein, Inc. *	284	43,009
Humana, Inc.	508	82,697
Illumina, Inc. *	505	79,765
Intuitive Surgical, Inc. *	130	70,311
Johnson & Johnson	9,489	991,030
Laboratory Corp. of America Holdings *	347	38,985
Mallinckrodt PLC *	404	23,468
McKesson Corp.	789	127,013
Medtronic PLC	4,817	365,706
Merck & Co., Inc.	9,577	485,267
Mylan NV *	1,418	74,714
Patterson Cos., Inc.	297	12,611
PerkinElmer, Inc.	389	18,796
Perrigo Co. PLC	505	73,013
Pfizer, Inc.	21,167	645,382
Quest Diagnostics, Inc.	490	32,178
Regeneron Pharmaceuticals, Inc. *	268	112,584
St. Jude Medical, Inc.	964	50,957
Stryker Corp.	1,085	107,578
Tenet Healthcare Corp. *	340	9,221
Thermo Fisher Scientific, Inc.	1,371	181,054
UnitedHealth Group, Inc.	3,270	376,574
Universal Health Services, Class B	314	35,369
Varian Medical Systems, Inc. *	336	25,916
Vertex Pharmaceuticals, Inc. *	842	76,412
Waters Corp. *	280	33,939
Zimmer Biomet Holdings, Inc.	590	58,563
Zoetis, Inc.	1,576	67,847
		8,598,654

Industrials 10.1%
3M Co.	2,112	318,912

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
Allegion PLC	328	19,864
American Airlines Group, Inc.	2,161	84,257
AMETEK, Inc.	816	38,393
C.H. Robinson Worldwide, Inc.	494	31,996
Caterpillar, Inc.	1,997	124,292
Cintas Corp.	302	25,948
CSX Corp.	3,353	77,186
Cummins, Inc.	566	50,878
D&B Corp.	123	12,106
Danaher Corp.	2,044	177,113
Deere & Co.	1,069	82,324
Delta Air Lines, Inc.	2,697	119,451
Dover Corp.	533	31,154
Eaton Corp. PLC	1,595	80,563
Emerson Electric Co.	2,244	103,179
Equifax, Inc.	404	42,743
Expeditors International of Washington, Inc.	644	29,057
Fastenal Co.	989	40,114
FedEx Corp.	900	119,592
Flowserve Corp.	455	17,581
Fluor Corp.	496	22,266
General Dynamics Corp.	1,020	136,445
General Electric Co.	32,360	941,675
Honeywell International, Inc.	2,643	272,757
Illinois Tool Works, Inc.	1,122	101,059
Ingersoll-Rand PLC	898	46,220
J.B. Hunt Transport Services, Inc.	313	22,755
Jacobs Engineering Group, Inc. *	421	16,516
Kansas City Southern Industries, Inc.	377	26,722
L-3 Communications Holdings, Inc.	271	31,664
Lockheed Martin Corp.	907	191,377
Masco Corp.	1,154	30,454
Nielsen Holdings PLC	1,252	60,297
Norfolk Southern Corp.	1,029	72,545
Northrop Grumman Corp.	626	115,848
PACCAR, Inc.	1,209	59,326
Parker Hannifin Corp.	468	45,471
Pentair PLC	622	29,309
Pitney Bowes, Inc.	676	13,236
Precision Castparts Corp.	475	111,601
Quanta Services, Inc. *	549	10,266
Raytheon Co.	1,037	132,985
Republic Services, Inc., Class A	821	35,878
Robert Half International, Inc.	459	20,090
Rockwell Automation, Inc.	453	43,293
Rockwell Collins, Inc.	448	36,234
Roper Technologies, Inc.	352	61,836
Ryder System, Inc.	186	9,890
Snap-on, Inc.	200	32,312
Southwest Airlines Co.	2,232	83,968
Stanley Black & Decker, Inc.	514	48,491
Stericycle, Inc. *	290	34,902
Textron, Inc.	944	32,304
The ADT Corp.	566	16,742
The Boeing Co.	2,159	259,361
Tyco International PLC	1,452	49,934
Union Pacific Corp.	2,930	210,959
United Continental Holdings, Inc. *	1,280	61,798
United Parcel Service, Inc., Class B	2,387	222,469
United Rentals, Inc. *	319	15,283
United Technologies Corp.	2,828	247,987
Verisk Analytics, Inc. *	534	38,982
W.W. Grainger, Inc.	198	38,945
Waste Management, Inc.	1,427	75,559

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
Xylem, Inc.	618	22,217
		5,816,931

Information Technology 20.8%
Accenture PLC	2,144	226,277
Activision Blizzard, Inc.	1,732	60,308
Adobe Systems, Inc. *	1,710	152,412
Akamai Technologies, Inc. *	616	28,102
Alliance Data Systems Corp. *	211	42,156
Alphabet, Inc., Class A *	1,001	762,111
Alphabet, Inc., Class C *	1,020	757,809
Amphenol Corp., Class A	1,055	52,296
Analog Devices, Inc.	1,069	57,576
Apple, Inc.	19,117	1,860,848
Applied Materials, Inc.	3,942	69,576
Autodesk, Inc. *	792	37,081
Automatic Data Processing, Inc.	1,583	131,531
Avago Technologies, Ltd.	899	120,205
CA, Inc.	1,067	30,655
Cisco Systems, Inc.	17,405	414,065
Citrix Systems, Inc. *	530	37,344
Cognizant Technology Solutions Corp. *	2,086	132,065
Corning, Inc.	4,059	75,538
CSRA, Inc.	476	12,747
eBay, Inc. *	3,788	88,866
Electronic Arts, Inc. *	1,065	68,740
EMC Corp.	6,652	164,770
F5 Networks, Inc. *	244	22,882
Facebook, Inc. *	7,788	873,892
Fidelity National Information Services, Inc.	964	57,580
First Solar, Inc. *	264	18,126
Fiserv, Inc. *	788	74,513
FLIR Systems, Inc.	490	14,328
Harris Corp.	427	37,136
Hewlett-Packard Co.	6,156	84,707
HP, Inc.	6,194	60,144
Intel Corp.	16,182	501,965
International Business Machines Corp.	3,064	382,357
Intuit, Inc.	906	86,532
Juniper Networks, Inc.	1,204	28,414
KLA-Tencor Corp.	537	35,974
Lam Research Corp.	539	38,695
Linear Technology Corp.	826	35,295
MasterCard, Inc., Class A	3,395	302,257
Microchip Technology, Inc.	700	31,367
Micron Technology, Inc. *	3,722	41,054
Microsoft Corp.	27,388	1,508,806
Motorola Solutions, Inc.	549	36,657
NetApp, Inc.	1,005	22,040
NVIDIA Corp.	1,752	51,316
Oracle Corp.	10,976	398,539
Paychex, Inc.	1,095	52,407
PayPal Holdings, Inc. *	3,825	138,236
Qorvo, Inc. *	485	19,206
Qualcomm, Inc.	5,164	234,136
Red Hat, Inc. *	626	43,851
Salesforce.com, Inc. *	2,141	145,716
SanDisk Corp.	690	48,783
Seagate Technology PLC	1,031	29,951
Skyworks Solutions, Inc.	650	44,798
Symantec Corp.	2,331	46,247
TE Connectivity, Ltd.	1,325	75,737
Teradata Corp. *	453	11,026
Texas Instruments, Inc.	3,478	184,091

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, continued
Total System Services, Inc.	580	23,293
VeriSign, Inc. *	336	25,402
Visa, Inc., Class A	6,674	497,145
Western Digital Corp.	795	38,144
Western Union Co.	1,742	31,077
Xerox Corp.	3,244	31,629
Xilinx, Inc.	882	44,338
Yahoo!, Inc. *	2,976	87,822
		11,980,689

Materials 2.6%
Air Products & Chemicals, Inc.	667	84,516
Airgas, Inc.	226	31,640
Alcoa, Inc.	4,464	32,543
Avery Dennison Corp.	311	18,937
Ball Corp.	473	31,611
CF Industries Holdings, Inc.	795	23,850
E.I. Du Pont de Nemours & Co.	3,005	158,544
Eastman Chemical Co.	506	30,972
Ecolab, Inc.	913	98,485
FMC Corp.	458	16,360
Freeport-McMoRan, Inc.	3,965	18,239
International Flavors & Fragrances, Inc.	277	32,398
International Paper Co.	1,426	48,783
LyondellBasell Industries NV, Class A	1,232	96,059
Martin Marietta Materials, Inc.	228	28,632
Monsanto Co.	1,511	136,897
Newmont Mining Corp.	1,803	35,988
Nucor Corp.	1,092	42,664
Owens-Illinois, Inc. *	549	7,104
PPG Industries, Inc.	925	87,986
Praxair, Inc.	979	97,900
Sealed Air Corp.	677	27,439
Sherwin-Williams Co.	274	70,054
The Dow Chemical Co.	3,858	162,035
The Mosaic Co.	1,148	27,667
Vulcan Materials Co.	454	40,043
WestRock Co.	876	30,905
		1,518,251

Telecommunication Services 2.7%
AT&T, Inc.	21,093	760,613
CenturyLink, Inc.	1,883	47,866
Frontier Communications Corp.	3,990	18,155
Level 3 Communications, Inc. *	990	48,322
Verizon Communications, Inc.	13,950	697,081
		1,572,037

Utilities 3.4%
AES Corp.	2,308	21,926
AGL Resources, Inc.	411	26,123
Ameren Corp.	828	37,194
American Electric Power Co., Inc.	1,683	102,613
CenterPoint Energy, Inc.	1,467	26,215
CMS Energy Corp.	945	36,742
Consolidated Edison, Inc.	1,008	69,945
Dominion Resources, Inc.	2,044	147,515
DTE Energy Co.	619	52,621
Duke Energy Corp.	2,364	178,008
Edison International	1,112	68,722
Entergy Corp.	614	43,336
Eversource Energy	1,082	58,212
Exelon Corp.	3,155	93,293
FirstEnergy Corp.	1,440	47,606
NextEra Energy, Inc.	1,580	176,502

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Utilities, continued
NiSource, Inc.	1,101	23,132
NRG Energy, Inc.	1,079	11,481
Pepco Holdings, Inc.	876	23,372
PG&E Corp.	1,681	92,304
Pinnacle West Capital Corp.	376	24,933
PPL Corp.	2,304	80,778
Public Service Enterprise Group, Inc.	1,725	71,243
SCANA Corp.	488	30,720
Sempra Energy	811	76,842
Southern Co.	3,117	152,484
TECO Energy, Inc.	813	22,049
WEC Energy Group, Inc.	1,076	59,427
Xcel Energy, Inc.	1,752	66,961
		1,922,299

TOTAL COMMON STOCKS (Cost $59,397,369)		58,124,122

TOTAL INVESTMENTS (Cost $59,397,369) — 101.0%		58,124,122
Other Net Assets (Liabilities):
Written Call Options (2.2)%		(1,246,046)
Other Net Assets 1.2%		669,258
Total Other Net Assets (Liabilities) (1.0)%		(576,788)
NET ASSETS 100.0%		$57,547,334

*	Non-income producing security

ADR	American Depositary Receipt

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of January 31, 2016:

	Value	% of Net Assets
Information Technology	$11,980,689	20.8%
Financials	9,127,299	15.9%
Health Care	8,598,654	15.0%
Consumer Discretionary	7,508,454	13.0%
Consumer Staples	6,207,700	10.8%
Industrials	5,816,931	10.1%
Energy	3,871,808	6.7%
Utilities	1,922,299	3.4%
Telecommunication Services	1,572,037	2.7%
Materials	1,518,251	2.6%
Written Call Options	(1,246,046)	(2.2)%
Other Net Assets	669,258	1.2%
Total	$57,547,334	100.0%

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (2.2)%
(13)	3M Co., Strike @ 140.00 Exp 2/19/16	(14,137)
(43)	Abbott Laboratories, Strike @ 42.00 Exp 2/19/16	(172)
(36)	AbbVie, Inc., Strike @ 57.50 Exp 2/19/16	(2,340)
(11)	Accenture PLC, Strike @ 100.00 Exp 2/19/16	(6,709)
(16)	Activision Blizzard, Inc., Strike @ 37.00 Exp 2/19/16	(872)
(11)	Adobe Systems, Inc., Strike @ 90.00 Exp 2/19/16	(1,821)
(2)	Advance Auto Parts, Inc., Strike @ 150.00 Exp 2/19/16	(1,480)
(11)	Aetna, Inc., Strike @ 110.00 Exp 2/19/16	(688)
(1)	Affiliated Managers Group, Strike @ 140.00 Exp 2/19/16	(255)
(9)	AFLAC, Inc., Strike @ 57.50 Exp 2/19/16	(1,260)
(7)	Agilent Technologies, Inc., Strike @ 37.50 Exp 2/19/16	(900)
(5)	Air Products & Chemicals, Inc., Strike @ 120.00 Exp 2/19/16	(3,650)
(6)	Akamai Technologies, Inc., Strike @ 50.00 Exp 2/19/16	(537)
(6)	Alexion Pharmaceuticals, Inc., Strike @ 170.00 Exp 2/19/16	(450)
(2)	Allegion PLC, Strike @ 60.00 Exp 2/19/16	(425)
(10)	Allergan PLC, Strike @ 305.00 Exp 2/19/16	(1,600)
(2)	Alliance Data Systems Corp., Strike @ 260.00 Exp 2/19/16	(20)
(12)	Allstate Corp., Strike @ 60.00 Exp 2/19/16	(2,130)
(10)	Alphabet, Inc., Class A, Strike @ 765.00 Exp 2/19/16	(26,399)
(10)	Alphabet, Inc., Class C, Strike @ 745.00 Exp 2/19/16	(27,199)
(67)	Altria Group, Inc., Strike @ 60.00 Exp 2/19/16	(11,456)
(13)	Amazon.com, Inc., Strike @ 630.00 Exp 2/19/16	(3,536)
(8)	Ameren Corp., Strike @ 45.00 Exp 2/19/16	(600)
(19)	American Airlines Group, Inc., Strike @ 42.00 Exp 2/19/16	(732)
(15)	American Electric Power Co., Inc., Strike @ 60.00 Exp 2/19/16	(2,063)
(30)	American International Group, Inc., Strike @ 57.50 Exp 2/19/16	(3,060)
(14)	American Tower Corp., Strike @ 95.00 Exp 2/19/16	(2,415)
(4)	Ameriprise Financial, Inc., Strike @ 95.00 Exp 2/19/16	(190)
(6)	AmerisourceBergen Corp., Strike @ 97.50 Exp 2/19/16	(120)
(8)	AMETEK, Inc., Strike @ 50.00 Exp 2/19/16	(240)
(18)	Amgen, Inc., Strike @ 155.00 Exp 2/19/16	(4,797)
(10)	Amphenol Corp., Class A, Strike @ 50.00 Exp 2/19/16	(850)
(17)	Anadarko Petroleum Corp., Strike @ 37.50 Exp 2/19/16	(5,992)
(7)	Analog Devices, Inc., Strike @ 50.00 Exp 2/19/16	(3,115)
(7)	Anthem, Inc., Strike @ 140.00 Exp 2/19/16	(448)
(6)	AON PLC, Strike @ 87.50 Exp 2/19/16	(1,455)
(10)	Apache Corp., Strike @ 37.50 Exp 2/19/16	(5,524)
(128)	Apple, Inc., Strike @ 100.00 Exp 2/19/16	(11,391)
(32)	Applied Materials, Inc., Strike @ 17.00 Exp 2/19/16	(3,104)
(20)	Archer-Daniels-Midland Co., Strike @ 34.00 Exp 2/19/16	(3,890)
(2)	Assurant, Inc., Strike @ 82.50 Exp 2/19/16	(305)
(181)	AT&T, Inc., Strike @ 35.00 Exp 2/19/16	(22,262)
(7)	Autodesk, Inc., Strike @ 55.00 Exp 2/19/16	(35)
(13)	Automatic Data Processing, Inc., Strike @ 80.00 Exp 2/19/16	(4,939)
(2)	AutoNation, Inc., Strike @ 50.00 Exp 2/19/16	(40)
(1)	AutoZone, Inc., Strike @ 730.00 Exp 2/19/16	(4,130)
(8)	Avago Technologies, Ltd., Strike @ 130.00 Exp 2/19/16	(5,480)
(3)	AvalonBay Communities, Inc., Strike @ 180.00 Exp 2/19/16	(308)
(2)	Avery Dennison Corp., Strike @ 60.00 Exp 2/19/16	(425)
(8)	Baker Hughes, Inc., Strike @ 44.00 Exp 2/19/16	(1,280)
(4)	Ball Corp., Strike @ 72.50 Exp 2/19/16	(110)
(255)	Bank of America Corp., Strike @ 15.00 Exp 2/19/16	(2,678)
(37)	Bank of New York Mellon Corp., Strike @ 38.00 Exp 2/19/16	(814)
(18)	Baxalta, Inc., Strike @ 42.50 Exp 2/19/16	(315)
(10)	Baxter International, Inc., Strike @ 35.00 Exp 2/19/16	(1,845)
(26)	BB&T Corp., Strike @ 35.00 Exp 2/19/16	(182)
(5)	Becton Dickinson & Co., Strike @ 145.00 Exp 2/19/16	(1,800)
(4)	Bed Bath & Beyond, Inc., Strike @ 45.00 Exp 2/19/16	(206)
(64)	Berkshire Hathaway, Inc., Class B, Strike @ 130.00 Exp 2/19/16	(11,903)
(7)	Best Buy Co., Inc., Strike @ 27.00 Exp 2/19/16	(1,040)
(7)	Biogen, Inc., Strike @ 295.00 Exp 2/19/16	(1,120)
(4)	BlackRock, Inc., Class A, Strike @ 320.00 Exp 2/19/16	(2,200)
(6)	BorgWarner, Inc., Strike @ 32.50 Exp 2/19/16	(120)
(5)	Boston Properties, Inc., Strike @ 125.00 Exp 2/19/16	(263)
(27)	Boston Scientific Corp., Strike @ 18.00 Exp 2/19/16	(1,094)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(51)	Bristol-Myers Squibb Co., Strike @ 65.00 Exp 2/19/16	(2,372)
(3)	C.H. Robinson Worldwide, Inc., Strike @ 65.00 Exp 2/19/16	(533)
(2)	C.R. Bard, Inc., Strike @ 185.00 Exp 2/19/16	(605)
(8)	CA, Inc., Strike @ 27.00 Exp 2/19/16	(1,360)
(11)	Cabot Oil & Gas Corp., Strike @ 17.50 Exp 2/19/16	(3,630)
(6)	Cameron International Corp., Strike @ 62.50 Exp 2/19/16	(2,265)
(6)	Campbell Soup Co., Strike @ 55.00 Exp 2/19/16	(1,215)
(14)	Capital One Financial Corp., Strike @ 65.00 Exp 2/19/16	(2,541)
(11)	Cardinal Health, Inc., Strike @ 85.00 Exp 2/19/16	(825)
(6)	CarMax, Inc., Strike @ 47.50 Exp 2/19/16	(195)
(15)	Carnival Corp., Class A, Strike @ 52.50 Exp 2/19/16	(338)
(17)	Caterpillar, Inc., Strike @ 62.50 Exp 2/19/16	(2,924)
(9)	CBRE Group, Inc., Class A, Strike @ 31.00 Exp 2/19/16	(203)
(11)	CBS Corp., Class B, Strike @ 47.50 Exp 2/19/16	(1,821)
(22)	Celgene Corp., Strike @ 110.00 Exp 2/19/16	(1,342)
(14)	CenterPoint Energy, Inc., Strike @ 18.00 Exp 2/19/16	(490)
(18)	CenturyLink, Inc., Strike @ 25.00 Exp 2/19/16	(1,890)
(10)	Cerner Corp., Strike @ 60.00 Exp 2/19/16	(1,225)
(7)	CF Industries Holdings, Inc., Strike @ 35.00 Exp 2/19/16	(161)
(53)	Chevron Corp., Strike @ 87.50 Exp 2/19/16	(10,785)
(1)	Chipotle Mexican Grill, Inc., Strike @ 495.00 Exp 2/19/16	(870)
(3)	Church & Dwight Co., Inc., Strike @ 80.00 Exp 2/19/16	(1,230)
(7)	CIGNA Corp., Strike @ 140.00 Exp 2/19/16	(851)
(3)	Cimarex Energy Co., Strike @ 90.00 Exp 2/19/16	(2,100)
(5)	Cincinnati Financial Corp., Strike @ 60.00 Exp 2/19/16	(175)
(3)	Cintas Corp., Strike @ 87.50 Exp 2/19/16	(255)
(137)	Cisco Systems, Inc., Strike @ 25.00 Exp 2/19/16	(3,631)
(83)	Citigroup, Inc., Strike @ 45.00 Exp 2/19/16	(3,071)
(4)	Citrix Systems, Inc., Strike @ 70.00 Exp 2/19/16	(960)
(4)	Clorox Co., Strike @ 130.00 Exp 2/19/16	(810)
(9)	CME Group, Inc., Strike @ 87.50 Exp 2/19/16	(3,285)
(9)	Coach, Inc., Strike @ 34.00 Exp 2/19/16	(2,880)
(90)	Coca-Cola Co., Strike @ 42.00 Exp 2/19/16	(12,149)
(5)	Coca-Cola Enterprises, Inc., Strike @ 47.00 Exp 2/19/16	(413)
(13)	Cognizant Technology Solutions Corp., Strike @ 60.00 Exp 2/19/16	(5,654)
(23)	Colgate-Palmolive Co., Strike @ 65.00 Exp 2/19/16	(6,635)
(8)	Columbia Pipeline Group, Inc., Strike @ 17.50 Exp 2/19/16	(1,000)
(55)	Comcast Corp., Class A, Strike @ 55.00 Exp 2/19/16	(9,542)
(6)	Comerica, Inc., Strike @ 38.00 Exp 2/19/16	(81)
(14)	ConAgra Foods, Inc., Strike @ 41.00 Exp 2/19/16	(1,890)
(42)	ConocoPhillips, Inc., Strike @ 42.50 Exp 2/19/16	(2,373)
(5)	Consolidated Edison, Inc., Strike @ 67.50 Exp 2/19/16	(1,188)
(4)	Constellation Brands, Inc., Class A, Strike @ 145.00 Exp 2/19/16	(3,260)
(40)	Corning, Inc., Strike @ 18.00 Exp 2/19/16	(3,440)
(13)	Costco Wholesale Corp., Strike @ 155.00 Exp 2/19/16	(1,352)
(10)	Crown Castle International Corp., Strike @ 85.00 Exp 2/19/16	(2,325)
(33)	CSX Corp., Strike @ 24.00 Exp 2/19/16	(941)
(5)	Cummins, Inc., Strike @ 90.00 Exp 2/19/16	(1,463)
(33)	CVS Health Corp., Strike @ 97.50 Exp 2/19/16	(5,626)
(1)	D&B Corp., Strike @ 95.00 Exp 2/19/16	(545)
(9)	D.R. Horton, Inc., Strike @ 28.00 Exp 2/19/16	(522)
(13)	Danaher Corp., Strike @ 87.50 Exp 2/19/16	(1,398)
(3)	Darden Restaurants, Inc., Strike @ 62.50 Exp 2/19/16	(533)
(4)	DaVita Healthcare Partners, Inc., Strike @ 67.50 Exp 2/19/16	(530)
(10)	Deere & Co., Strike @ 77.50 Exp 2/19/16	(2,010)
(9)	Delphi Automotive PLC, Strike @ 72.50 Exp 2/19/16	(180)
(24)	Delta Air Lines, Inc., Strike @ 47.00 Exp 2/19/16	(1,044)
(4)	DENTSPLY International, Inc., Strike @ 60.00 Exp 2/19/16	(310)
(13)	Devon Energy Corp., Strike @ 27.50 Exp 2/19/16	(2,789)
(1)	Diamond Offshore Drilling, Inc., Strike @ 17.50 Exp 2/19/16	(153)
(5)	Discovery Communications, Inc., Class A, Strike @ 27.50 Exp 2/19/16	(575)
(5)	Discovery Communications, Inc., Class C, Strike @ 25.00 Exp 2/19/16	(1,188)
(7)	Dollar General Corp., Strike @ 70.00 Exp 2/19/16	(3,640)
(6)	Dollar Tree, Inc., Strike @ 77.50 Exp 2/19/16	(2,850)
(14)	Dominion Resources, Inc., Strike @ 70.00 Exp 2/19/16	(3,675)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(4)	Dover Corp., Strike @ 55.00 Exp 2/19/16	(1,520)
(4)	Dr. Pepper Snapple Group, Inc., Strike @ 90.00 Exp 2/19/16	(1,840)
(6)	DTE Energy Co., Strike @ 85.00 Exp 2/19/16	(915)
(15)	Duke Energy Corp., Strike @ 72.50 Exp 2/19/16	(4,463)
(10)	E*Trade Financial Corp., Strike @ 27.00 Exp 2/19/16	(50)
(30)	E.I. Du Pont de Nemours & Co., Strike @ 60.00 Exp 2/19/16	(195)
(5)	Eastman Chemical Co., Strike @ 65.00 Exp 2/19/16	(175)
(15)	Eaton Corp. PLC, Strike @ 50.00 Exp 2/19/16	(2,813)
(7)	Ecolab, Inc., Strike @ 105.00 Exp 2/19/16	(2,940)
(8)	Edison International, Strike @ 60.00 Exp 2/19/16	(1,860)
(7)	Edwards Lifesciences Corp., Strike @ 80.00 Exp 2/19/16	(1,505)
(10)	Electronic Arts, Inc., Strike @ 70.00 Exp 2/19/16	(345)
(21)	Eli Lilly & Co., Strike @ 82.50 Exp 2/19/16	(1,176)
(37)	EMC Corp., Strike @ 25.00 Exp 2/19/16	(796)
(22)	Emerson Electric Co., Strike @ 45.00 Exp 2/19/16	(4,290)
(5)	ENDO International PLC, Strike @ 55.00 Exp 2/19/16	(1,500)
(8)	Ensco PLC, Class A, Strike @ 12.00 Exp 2/19/16	(60)
(5)	Entergy Corp., Strike @ 70.00 Exp 2/19/16	(750)
(18)	EOG Resources, Inc., Strike @ 67.50 Exp 2/19/16	(9,044)
(2)	Equinix, Inc., Strike @ 320.00 Exp 2/19/16	(940)
(4)	Equities Corp., Strike @ 55.00 Exp 2/19/16	(2,720)
(9)	Equity Residential, Strike @ 80.00 Exp 2/19/16	(518)
(2)	Essex Property Trust, Inc., Strike @ 240.00 Exp 2/19/16	(175)
(7)	Estee Lauder Cos., Class A, Strike @ 87.50 Exp 2/19/16	(1,208)
(10)	Eversource Energy, Strike @ 55.00 Exp 2/19/16	(600)
(31)	Exelon Corp., Strike @ 29.00 Exp 2/19/16	(2,945)
(4)	Expedia, Inc., Strike @ 115.00 Exp 2/19/16	(370)
(5)	Expeditors International of Washington, Inc., Strike @ 43.00 Exp 2/19/16	(1,188)
(22)	Express Scripts Holding, Inc., Strike @ 80.00 Exp 2/19/16	(242)
(100)	Exxon Mobil Corp., Strike @ 80.00 Exp 2/19/16	(7,149)
(2)	F5 Networks, Inc., Strike @ 97.50 Exp 2/19/16	(221)
(53)	Facebook, Inc., Strike @ 100.00 Exp 2/19/16	(66,382)
(5)	Fastenal Co., Strike @ 37.00 Exp 2/19/16	(1,750)
(9)	FedEx Corp., Strike @ 135.00 Exp 2/19/16	(1,985)
(6)	Fidelity National Information Services, Inc., Strike @ 60.00 Exp 2/19/16	(912)
(23)	Fifth Third BanCorp, Strike @ 18.00 Exp 2/19/16	(115)
(2)	First Solar, Inc., Strike @ 65.00 Exp 2/19/16	(1,020)
(14)	FirstEnergy Corp., Strike @ 33.00 Exp 2/19/16	(910)
(6)	Fiserv, Inc., Strike @ 90.00 Exp 2/19/16	(2,760)
(4)	FLIR Systems, Inc., Strike @ 33.00 Exp 2/19/16	(100)
(4)	Flowserve Corp., Strike @ 40.00 Exp 2/19/16	(340)
(3)	Fluor Corp., Strike @ 42.50 Exp 2/19/16	(938)
(3)	FMC Corp., Strike @ 35.00 Exp 2/19/16	(578)
(7)	FMC Technologies, Inc., Strike @ 27.00 Exp 2/19/16	(315)
(88)	Ford Motor Co., Strike @ 11.75 Exp 2/19/16	(3,520)
(13)	Franklin Resources, Inc., Strike @ 35.00 Exp 2/19/16	(1,235)
(3)	GameStop Corp., Class A, Strike @ 27.00 Exp 2/19/16	(183)
(7)	Gap, Inc., Strike @ 24.00 Exp 2/19/16	(914)
(4)	Garmin, Ltd., Strike @ 35.00 Exp 2/19/16	(652)
(9)	General Dynamics Corp., Strike @ 130.00 Exp 2/19/16	(4,635)
(209)	General Electric Co., Strike @ 29.00 Exp 2/19/16	(11,181)
(12)	General Growth Properties, Inc., Strike @ 27.00 Exp 2/19/16	(2,346)
(13)	General Mills, Inc., Strike @ 55.00 Exp 2/19/16	(2,581)
(44)	General Motors Co., Strike @ 31.00 Exp 2/19/16	(1,760)
(4)	Genuine Parts Co., Strike @ 80.00 Exp 2/19/16	(2,400)
(38)	Gilead Sciences, Inc., Strike @ 97.50 Exp 2/19/16	(570)
(13)	Goldman Sachs Group, Inc., Strike @ 165.00 Exp 2/19/16	(3,192)
(8)	Goodyear Tire & Rubber Co., Strike @ 29.00 Exp 2/19/16	(720)
(7)	H&R Block, Inc., Strike @ 33.00 Exp 2/19/16	(998)
(25)	Halliburton Co., Strike @ 33.00 Exp 2/19/16	(1,713)
(13)	Hanesbrands, Inc., Strike @ 32.00 Exp 2/19/16	(1,105)
(5)	Harley-Davidson, Inc., Strike @ 42.50 Exp 2/19/16	(168)
(2)	Harman International Industries, Inc., Strike @ 85.00 Exp 2/19/16	(50)
(3)	Harris Corp., Strike @ 85.00 Exp 2/19/16	(1,065)
(14)	Hartford Financial Services Group, Inc., Strike @ 42.00 Exp 2/19/16	(574)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Hasbro, Inc., Strike @ 72.50 Exp 2/19/16	(1,065)
(9)	HCA Holdings, Inc., Strike @ 67.50 Exp 2/19/16	(3,195)
(15)	HCP, Inc., Strike @ 37.50 Exp 2/19/16	(300)
(2)	Helmerich & Payne, Inc., Strike @ 45.00 Exp 2/19/16	(1,250)
(2)	Henry Schein, Inc., Strike @ 150.00 Exp 2/19/16	(820)
(8)	Hess Corp., Strike @ 42.50 Exp 2/19/16	(1,756)
(37)	Hewlett-Packard Co., Strike @ 13.00 Exp 2/19/16	(3,515)
(19)	Honeywell International, Inc., Strike @ 100.00 Exp 2/19/16	(7,599)
(4)	Hormel Foods Corp., Strike @ 80.00 Exp 2/19/16	(930)
(24)	Host Hotels & Resorts, Inc., Strike @ 14.00 Exp 2/19/16	(1,020)
(5)	Humana, Inc., Strike @ 170.00 Exp 2/19/16	(1,025)
(11)	Illinois Tool Works, Inc., Strike @ 85.00 Exp 2/19/16	(5,554)
(3)	Illumina, Inc., Strike @ 170.00 Exp 2/19/16	(810)
(6)	Ingersoll-Rand PLC, Strike @ 52.50 Exp 2/19/16	(615)
(131)	Intel Corp., Strike @ 31.00 Exp 2/19/16	(6,877)
(2)	Intercontinental Exchange, Inc., Strike @ 250.00 Exp 2/19/16	(3,110)
(27)	International Business Machines Corp., Strike @ 135.00 Exp 2/19/16	(135)
(2)	International Flavors & Fragrances, Inc., Strike @ 120.00 Exp 2/19/16	(330)
(10)	International Paper Co., Strike @ 37.00 Exp 2/19/16	(110)
(7)	Intuit, Inc., Strike @ 95.00 Exp 2/19/16	(1,750)
(1)	Intuitive Surgical, Inc., Strike @ 580.00 Exp 2/19/16	(135)
(14)	Invesco, Ltd., Strike @ 30.00 Exp 2/19/16	(1,015)
(4)	Iron Mountain, Inc., Strike @ 25.00 Exp 2/19/16	(850)
(2)	J.B. Hunt Transport Services, Inc., Strike @ 65.00 Exp 2/19/16	(1,550)
(4)	Jacobs Engineering Group, Inc., Strike @ 40.00 Exp 2/19/16	(340)
(87)	Johnson & Johnson, Strike @ 100.00 Exp 2/19/16	(42,194)
(22)	Johnson Controls, Inc., Strike @ 37.00 Exp 2/19/16	(1,100)
(78)	JPMorgan Chase & Co., Strike @ 57.50 Exp 2/19/16	(20,318)
(9)	Juniper Networks, Inc., Strike @ 27.00 Exp 2/19/16	(50)
(3)	Kansas City Southern Industries, Inc., Strike @ 70.00 Exp 2/19/16	(803)
(7)	Kellogg Co., Strike @ 72.50 Exp 2/19/16	(1,470)
(24)	KeyCorp, Strike @ 12.00 Exp 2/19/16	(156)
(11)	Kimberly-Clark Corp., Strike @ 130.00 Exp 2/19/16	(1,513)
(7)	Kimco Realty Corp., Strike @ 25.00 Exp 2/19/16	(1,348)
(62)	Kinder Morgan, Inc., Strike @ 15.00 Exp 2/19/16	(11,252)
(5)	KLA-Tencor Corp., Strike @ 67.50 Exp 2/19/16	(313)
(5)	Kohl's Corp., Strike @ 50.00 Exp 2/19/16	(775)
(30)	Kroger Co., Strike @ 40.00 Exp 2/19/16	(825)
(8)	L Brands, Inc., Strike @ 97.50 Exp 2/19/16	(1,240)
(2)	L-3 Communications Holdings, Inc., Strike @ 115.00 Exp 2/19/16	(710)
(3)	Laboratory Corp. of America Holdings, Strike @ 115.00 Exp 2/19/16	(563)
(5)	Lam Research Corp., Strike @ 72.50 Exp 2/19/16	(925)
(3)	Legg Mason, Inc., Strike @ 34.00 Exp 2/19/16	(38)
(4)	Leggett & Platt, Inc., Strike @ 40.00 Exp 2/19/16	(840)
(6)	Lennar Corp., Class A, Strike @ 43.00 Exp 2/19/16	(504)
(8)	Leucadia National Corp., Strike @ 16.00 Exp 2/19/16	(660)
(9)	Level 3 Communications, Inc., Strike @ 50.00 Exp 2/19/16	(1,485)
(7)	Lincoln National Corp., Strike @ 42.50 Exp 2/19/16	(210)
(7)	Linear Technology Corp., Strike @ 40.00 Exp 2/19/16	(1,995)
(7)	Lockheed Martin Corp., Strike @ 220.00 Exp 2/19/16	(508)
(5)	Loews Corp., Strike @ 35.00 Exp 2/19/16	(938)
(18)	Lowe's Cos., Inc., Strike @ 70.00 Exp 2/19/16	(4,509)
(12)	LyondellBasell Industries NV, Class A, Strike @ 80.00 Exp 2/19/16	(2,250)
(5)	M&T Bank Corp., Strike @ 110.00 Exp 2/19/16	(1,450)
(9)	Macy's, Inc., Strike @ 40.00 Exp 2/19/16	(1,359)
(4)	Mallinckrodt PLC, Strike @ 70.00 Exp 2/19/16	(230)
(17)	Marathon Petroleum Corp., Strike @ 45.00 Exp 2/19/16	(850)
(6)	Marriott International, Inc., Class A, Strike @ 62.50 Exp 2/19/16	(960)
(17)	Marsh & McLennan Cos., Inc., Strike @ 55.00 Exp 2/19/16	(638)
(2)	Martin Marietta Materials, Inc., Strike @ 130.00 Exp 2/19/16	(600)
(10)	Masco Corp., Strike @ 26.00 Exp 2/19/16	(1,075)
(29)	MasterCard, Inc., Class A, Strike @ 92.50 Exp 2/19/16	(1,566)
(11)	Mattel, Inc., Strike @ 28.00 Exp 2/19/16	(990)
(3)	McCormick & Co., Inc., Strike @ 85.00 Exp 2/19/16	(1,080)
(27)	McDonald's Corp., Strike @ 120.00 Exp 2/19/16	(12,622)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(9)	McGraw-Hill Cos., Inc., Strike @ 87.50 Exp 2/19/16	(1,283)
(7)	McKesson Corp., Strike @ 170.00 Exp 2/19/16	(578)
(5)	Mead Johnson Nutrition Co., Strike @ 70.00 Exp 2/19/16	(1,663)
(30)	Medtronic PLC, Strike @ 75.00 Exp 2/19/16	(5,999)
(71)	Merck & Co., Inc., Strike @ 52.50 Exp 2/19/16	(2,592)
(37)	MetLife, Inc., Strike @ 45.00 Exp 2/19/16	(3,164)
(5)	Michael Kors Holdings, Ltd., Strike @ 37.50 Exp 2/19/16	(1,750)
(7)	Microchip Technology, Inc., Strike @ 44.00 Exp 2/19/16	(1,383)
(27)	Micron Technology, Inc., Strike @ 12.00 Exp 2/19/16	(783)
(174)	Microsoft Corp., Strike @ 52.50 Exp 2/19/16	(48,719)
(2)	Mohawk Industries, Inc., Strike @ 175.00 Exp 2/19/16	(250)
(5)	Molson Coors Brewing Co., Class B, Strike @ 90.00 Exp 2/19/16	(1,325)
(54)	Mondelez International, Inc., Strike @ 43.00 Exp 2/19/16	(6,830)
(11)	Monsanto Co., Strike @ 92.50 Exp 2/19/16	(1,568)
(4)	Monster Beverage Corp., Strike @ 145.00 Exp 2/19/16	(570)
(5)	Moody's Corp., Strike @ 90.00 Exp 2/19/16	(1,045)
(51)	Morgan Stanley, Strike @ 28.00 Exp 2/19/16	(663)
(5)	Motorola Solutions, Inc., Strike @ 65.00 Exp 2/19/16	(1,425)
(4)	Murphy Oil Corp., Strike @ 17.50 Exp 2/19/16	(880)
(13)	Mylan NV, Strike @ 52.50 Exp 2/19/16	(2,860)
(10)	National-Oilwell Varco, Inc., Strike @ 31.00 Exp 2/19/16	(2,250)
(10)	NetApp, Inc., Strike @ 24.00 Exp 2/19/16	(300)
(12)	Netflix.com, Inc., Strike @ 115.00 Exp 2/19/16	(222)
(9)	Newell Rubbermaid, Inc., Strike @ 40.00 Exp 2/19/16	(675)
(5)	Newfield Exploration Co., Strike @ 30.00 Exp 2/19/16	(538)
(16)	Newmont Mining Corp., Strike @ 19.00 Exp 2/19/16	(2,432)
(10)	News Corp., Class A, Strike @ 13.00 Exp 2/19/16	(475)
(9)	NextEra Energy, Inc., Strike @ 105.00 Exp 2/19/16	(6,254)
(12)	Nielsen Holdings PLC, Strike @ 48.00 Exp 2/19/16	(1,620)
(35)	Nike, Inc., Class B, Strike @ 60.00 Exp 2/19/16	(9,397)
(8)	NiSource, Inc., Strike @ 20.00 Exp 2/19/16	(860)
(14)	Noble Energy, Inc., Strike @ 30.00 Exp 2/19/16	(4,200)
(3)	Nordstrom, Inc., Strike @ 47.50 Exp 2/19/16	(864)
(10)	Norfolk Southern Corp., Strike @ 75.00 Exp 2/19/16	(500)
(4)	Northern Trust Corp., Strike @ 65.00 Exp 2/19/16	(170)
(5)	Northrop Grumman Corp., Strike @ 190.00 Exp 2/19/16	(675)
(8)	NRG Energy, Inc., Strike @ 11.00 Exp 2/19/16	(400)
(10)	Nucor Corp., Strike @ 38.00 Exp 2/19/16	(1,765)
(17)	NVIDIA Corp., Strike @ 30.00 Exp 2/19/16	(1,828)
(19)	Occidental Petroleum Corp., Strike @ 65.00 Exp 2/19/16	(8,834)
(5)	Omnicom Group, Inc., Strike @ 70.00 Exp 2/19/16	(1,950)
(5)	ONEOK, Inc., Strike @ 22.50 Exp 2/19/16	(1,550)
(83)	Oracle Corp., Strike @ 35.00 Exp 2/19/16	(12,325)
(2)	O'Reilly Automotive, Inc., Strike @ 240.00 Exp 2/19/16	(4,540)
(5)	Owens-Illinois, Inc., Strike @ 14.00 Exp 2/19/16	(100)
(12)	PACCAR, Inc., Strike @ 47.50 Exp 2/19/16	(2,520)
(3)	Parker Hannifin Corp., Strike @ 90.00 Exp 2/19/16	(1,950)
(2)	Patterson Cos., Inc., Strike @ 41.00 Exp 2/19/16	(365)
(10)	Paychex, Inc., Strike @ 48.00 Exp 2/19/16	(850)
(38)	PayPal Holdings, Inc., Strike @ 35.00 Exp 2/19/16	(6,744)
(4)	Pentair PLC, Strike @ 45.00 Exp 2/19/16	(1,170)
(49)	PepsiCo, Inc., Strike @ 97.50 Exp 2/19/16	(12,788)
(3)	PerkinElmer, Inc., Strike @ 50.00 Exp 2/19/16	(240)
(4)	Perrigo Co. PLC, Strike @ 150.00 Exp 2/19/16	(1,080)
(126)	Pfizer, Inc., Strike @ 31.00 Exp 2/19/16	(2,961)
(16)	PG&E Corp., Strike @ 55.00 Exp 2/19/16	(1,600)
(53)	Philip Morris International, Strike @ 90.00 Exp 2/19/16	(8,771)
(15)	Phillips 66, Strike @ 82.50 Exp 2/19/16	(1,725)
(5)	Pioneer Natural Resources Co., Strike @ 120.00 Exp 2/19/16	(3,950)
(5)	Pitney Bowes, Inc., Strike @ 19.00 Exp 2/19/16	(500)
(5)	Plum Creek Timber Co., Inc., Strike @ 43.00 Exp 2/19/16	(93)
(12)	PNC Financial Services Group, Strike @ 87.50 Exp 2/19/16	(1,800)
(2)	Polo Ralph Lauren Corp., Strike @ 105.00 Exp 2/19/16	(1,870)
(8)	PPG Industries, Inc., Strike @ 95.00 Exp 2/19/16	(1,640)
(23)	PPL Corp., Strike @ 35.00 Exp 2/19/16	(1,495)
See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(7)	Praxair, Inc., Strike @ 100.00 Exp 2/19/16	(1,418)
(9)	Principal Financial Group, Inc., Strike @ 41.00 Exp 2/19/16	(293)
(47)	Procter & Gamble Co., Strike @ 75.00 Exp 2/19/16	(31,489)
(12)	Progressive Corp., Strike @ 30.00 Exp 2/19/16	(1,560)
(17)	Prologis, Inc., Strike @ 42.00 Exp 2/19/16	(213)
(12)	Prudential Financial, Inc., Strike @ 72.50 Exp 2/19/16	(1,146)
(11)	Public Service Enterprise Group, Inc., Strike @ 40.00 Exp 2/19/16	(1,815)
(2)	Public Storage, Strike @ 250.00 Exp 2/19/16	(1,490)
(10)	Pulte Group, Inc., Strike @ 17.00 Exp 2/19/16	(455)
(2)	PVH Corp., Strike @ 70.00 Exp 2/19/16	(880)
(4)	Qorvo, Inc., Strike @ 40.00 Exp 2/19/16	(1,050)
(51)	Qualcomm, Inc., Strike @ 50.00 Exp 2/19/16	(842)
(5)	Quanta Services, Inc., Strike @ 19.00 Exp 2/19/16	(238)
(4)	Quest Diagnostics, Inc., Strike @ 70.00 Exp 2/19/16	(50)
(5)	Range Resources Corp., Strike @ 26.00 Exp 2/19/16	(2,050)
(10)	Raytheon Co., Strike @ 125.00 Exp 2/19/16	(4,400)
(8)	Realty Income Corp., Strike @ 55.00 Exp 2/19/16	(1,240)
(6)	Red Hat, Inc., Strike @ 77.50 Exp 2/19/16	(75)
(2)	Regeneron Pharmaceuticals, Inc., Strike @ 505.00 Exp 2/19/16	(155)
(8)	Republic Services, Inc., Class A, Strike @ 45.00 Exp 2/19/16	(320)
(26)	Reynolds American, Inc., Strike @ 48.75 Exp 2/19/16	(4,875)
(4)	Robert Half International, Inc., Strike @ 45.00 Exp 2/19/16	(360)
(4)	Rockwell Automation, Inc., Strike @ 95.00 Exp 2/19/16	(1,070)
(4)	Rockwell Collins, Inc., Strike @ 90.00 Exp 2/19/16	(40)
(3)	Roper Technologies, Inc., Strike @ 175.00 Exp 2/19/16	(1,470)
(8)	Ross Stores, Inc., Strike @ 52.50 Exp 2/19/16	(3,240)
(5)	Royal Caribbean Cruises, Ltd., Strike @ 92.50 Exp 2/19/16	(378)
(1)	Ryder System, Inc., Strike @ 52.50 Exp 2/19/16	(253)
(21)	Salesforce.com, Inc., Strike @ 75.00 Exp 2/19/16	(546)
(5)	SanDisk Corp., Strike @ 75.00 Exp 2/19/16	(400)
(4)	SCANA Corp., Strike @ 65.00 Exp 2/19/16	(170)
(43)	Schlumberger, Ltd., Strike @ 67.50 Exp 2/19/16	(22,575)
(3)	Scripps Networks Interactive, Inc., Class A, Strike @ 60.00 Exp 2/19/16	(653)
(9)	Seagate Technology PLC, Strike @ 33.00 Exp 2/19/16	(131)
(6)	Sealed Air Corp., Strike @ 43.00 Exp 2/19/16	(375)
(8)	Sempra Energy, Strike @ 95.00 Exp 2/19/16	(1,400)
(2)	Sherwin-Williams Co., Strike @ 250.00 Exp 2/19/16	(1,990)
(2)	Signet Jewelers, Ltd., Strike @ 130.00 Exp 2/19/16	(45)
(10)	Simon Property Group, Inc., Strike @ 190.00 Exp 2/19/16	(2,160)
(6)	Skyworks Solutions, Inc., Strike @ 67.50 Exp 2/19/16	(1,950)
(3)	SL Green Realty Corp., Strike @ 105.00 Exp 2/19/16	(75)
(2)	Snap-on, Inc., Strike @ 165.00 Exp 2/19/16	(435)
(25)	Southern Co., Strike @ 48.00 Exp 2/19/16	(2,988)
(21)	Spectra Energy Corp., Strike @ 26.00 Exp 2/19/16	(3,413)
(5)	St. Jude Medical, Inc., Strike @ 55.00 Exp 2/19/16	(263)
(5)	Stanley Black & Decker, Inc., Strike @ 100.00 Exp 2/19/16	(200)
(38)	Starbucks Corp., Strike @ 60.00 Exp 2/19/16	(5,984)
(5)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 62.50 Exp 2/19/16	(948)
(12)	State Street Corp., Strike @ 57.50 Exp 2/19/16	(930)
(2)	Stericycle, Inc., Strike @ 120.00 Exp 2/19/16	(760)
(9)	Stryker Corp., Strike @ 92.50 Exp 2/19/16	(6,299)
(15)	SunTrust Banks, Inc., Strike @ 39.00 Exp 2/19/16	(293)
(23)	Symantec Corp., Strike @ 21.00 Exp 2/19/16	(552)
(28)	Synchrony Financial, Strike @ 29.00 Exp 2/19/16	(1,330)
(17)	Sysco Corp., Strike @ 41.00 Exp 2/19/16	(680)
(5)	T. Rowe Price Group, Inc., Strike @ 65.00 Exp 2/19/16	(2,750)
(18)	Target Corp., Strike @ 72.50 Exp 2/19/16	(2,295)
(12)	TE Connectivity, Ltd., Strike @ 60.00 Exp 2/19/16	(180)
(6)	TEGNA, Inc., Strike @ 25.00 Exp 2/19/16	(255)
(3)	Tenet Healthcare Corp., Strike @ 26.00 Exp 2/19/16	(645)
(2)	Teradata Corp., Strike @ 22.50 Exp 2/19/16	(455)
(3)	Tesoro Corp., Strike @ 100.00 Exp 2/19/16	(134)
(25)	Texas Instruments, Inc., Strike @ 50.00 Exp 2/19/16	(7,712)
(9)	Textron, Inc., Strike @ 40.00 Exp 2/19/16	(99)
(5)	The ADT Corp., Strike @ 31.00 Exp 2/19/16	(263)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(17)	The Boeing Co., Strike @ 130.00 Exp 2/19/16	(204)
(38)	The Dow Chemical Co., Strike @ 46.00 Exp 2/19/16	(684)
(3)	The Hershey Co., Strike @ 85.00 Exp 2/19/16	(1,133)
(24)	The Home Depot, Inc., Strike @ 120.00 Exp 2/19/16	(15,419)
(14)	The Interpublic Group of Cos., Inc., Strike @ 23.00 Exp 2/19/16	(875)
(3)	The J.M. Smucker Co., Strike @ 120.00 Exp 2/19/16	(2,445)
(13)	The Kraft Heinz Co., Strike @ 70.00 Exp 2/19/16	(10,724)
(4)	The Macerich Co., Strike @ 80.00 Exp 2/19/16	(440)
(9)	The Mosaic Co., Strike @ 26.00 Exp 2/19/16	(396)
(3)	The NASDAQ OMX Group, Inc., Strike @ 60.00 Exp 2/19/16	(825)
(1)	The Priceline Group, Inc., Strike @ 1160.00 Exp 2/19/16	(1,310)
(20)	The TJX Companies, Inc., Strike @ 70.00 Exp 2/19/16	(4,250)
(44)	The Walt Disney Co., Strike @ 100.00 Exp 2/19/16	(4,004)
(8)	Thermo Fisher Scientific, Inc., Strike @ 135.00 Exp 2/19/16	(1,080)
(3)	Tiffany & Co., Strike @ 70.00 Exp 2/19/16	(38)
(9)	Time Warner Cable, Inc., Class A, Strike @ 185.00 Exp 2/19/16	(2,025)
(27)	Time Warner, Inc., Strike @ 75.00 Exp 2/19/16	(2,903)
(3)	Torchmark Corp., Strike @ 55.00 Exp 2/19/16	(218)
(3)	Tractor Supply Co., Strike @ 85.00 Exp 2/19/16	(1,305)
(10)	Travelers Companies, Inc., Strike @ 110.00 Exp 2/19/16	(600)
(3)	TripAdvisor, Inc., Strike @ 77.50 Exp 2/19/16	(180)
(29)	Twenty-First Century Fox, Inc., Class A, Strike @ 27.00 Exp 2/19/16	(2,538)
(14)	Twenty-First Century Fox, Inc., Class B, Strike @ 28.00 Exp 2/19/16	(665)
(12)	Tyco International PLC, Strike @ 31.00 Exp 2/19/16	(4,260)
(10)	Tyson Foods, Inc., Class A, Strike @ 55.00 Exp 2/19/16	(1,125)
(44)	U.S. BanCorp, Strike @ 40.00 Exp 2/19/16	(3,894)
(6)	Under Armour, Inc., Class A, Strike @ 75.00 Exp 2/19/16	(6,479)
(27)	Union Pacific Corp., Strike @ 77.50 Exp 2/19/16	(432)
(12)	United Continental Holdings, Inc., Strike @ 50.00 Exp 2/19/16	(1,320)
(22)	United Parcel Service, Inc., Class B, Strike @ 92.50 Exp 2/19/16	(5,455)
(28)	United Technologies Corp., Strike @ 90.00 Exp 2/19/16	(1,386)
(32)	UnitedHealth Group, Inc., Strike @ 115.00 Exp 2/19/16	(8,671)
(3)	Universal Health Services, Class B, Strike @ 115.00 Exp 2/19/16	(705)
(8)	Unum Group, Strike @ 30.00 Exp 2/19/16	(200)
(3)	Urban Outfitters, Inc., Strike @ 22.00 Exp 2/19/16	(390)
(13)	Valero Energy Corp., Strike @ 70.00 Exp 2/19/16	(1,612)
(2)	Varian Medical Systems, Inc., Strike @ 75.00 Exp 2/19/16	(585)
(7)	Ventas, Inc., Strike @ 55.00 Exp 2/19/16	(998)
(3)	VeriSign, Inc., Strike @ 80.00 Exp 2/19/16	(345)
(5)	Verisk Analytics, Inc., Strike @ 75.00 Exp 2/19/16	(363)
(91)	Verizon Communications, Inc., Strike @ 45.00 Exp 2/19/16	(45,272)
(8)	Vertex Pharmaceuticals, Inc., Strike @ 110.00 Exp 2/19/16	(540)
(10)	VF Corp., Strike @ 57.50 Exp 2/19/16	(5,449)
(9)	Viacom, Inc., Class B, Strike @ 42.50 Exp 2/19/16	(3,825)
(62)	Visa, Inc., Class A, Strike @ 75.00 Exp 2/19/16	(6,881)
(6)	Vornado Realty Trust, Strike @ 95.00 Exp 2/19/16	(75)
(4)	Vulcan Materials Co., Strike @ 90.00 Exp 2/19/16	(1,110)
(1)	W.W. Grainger, Inc., Strike @ 195.00 Exp 2/19/16	(485)
(25)	Walgreens Boots Alliance, Inc., Strike @ 82.50 Exp 2/19/16	(1,850)
(33)	Wal-Mart Stores, Inc., Strike @ 62.50 Exp 2/19/16	(14,189)
(10)	Waste Management, Inc., Strike @ 52.50 Exp 2/19/16	(1,375)
(2)	Waters Corp., Strike @ 130.00 Exp 2/19/16	(30)
(10)	WEC Energy Group, Inc., Strike @ 55.00 Exp 2/19/16	(1,150)
(107)	Wells Fargo & Co., Strike @ 50.00 Exp 2/19/16	(10,111)
(9)	Welltower, Inc., Strike @ 67.50 Exp 2/19/16	(113)
(7)	Western Digital Corp., Strike @ 52.50 Exp 2/19/16	(413)
(12)	Western Union Co., Strike @ 17.00 Exp 2/19/16	(1,410)
(16)	Weyerhaeuser Co., Strike @ 27.00 Exp 2/19/16	(320)
(2)	Whirlpool Corp., Strike @ 140.00 Exp 2/19/16	(364)
(11)	Whole Foods Market, Inc., Strike @ 33.00 Exp 2/19/16	(391)
(13)	Williams Cos., Inc., Strike @ 22.00 Exp 2/19/16	(553)
(4)	Willis Towers Watson PLC, Strike @ 115.00 Exp 2/19/16	(1,080)
(3)	Wyndham Worldwide Corp., Strike @ 67.50 Exp 2/19/16	(345)
(2)	Wynn Resorts, Ltd., Strike @ 60.00 Exp 2/19/16	(1,720)
(6)	Xilinx, Inc., Strike @ 43.00 Exp 2/19/16	(3,975)

See Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(10)	XL Group PLC, Strike @ 37.00 Exp 2/19/16	(470)
(6)	Xylem, Inc., Strike @ 35.00 Exp 2/19/16	(960)
(29)	Yahoo!, Inc., Strike @ 32.00 Exp 2/19/16	(1,537)
(14)	Yum! Brands, Inc., Strike @ 72.50 Exp 2/19/16	(3,381)
(5)	Zimmer Biomet Holdings, Inc., Strike @ 105.00 Exp 2/19/16	(188)
(5)	Zions Bancorporation, Strike @ 23.00 Exp 2/19/16	(263)
(15)	Zoetis, Inc., Strike @ 46.00 Exp 2/19/16	(600)
Total Written Call Options (Premiums Received $869,013)		$(1,246,046)

See Notes to Schedule of Portfolio Investments.

Exchange Listed Funds Trust	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

1. Organization

Exchange Listed Funds Trust (the “Trust”), formerly known as Exchange Traded Concepts Trust II, was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The Schedule of Portfolio Investments herein are for the Horizons S&P 500® Covered Call ETF (the "S&P 500 Fund" or the "Fund"). The Fund is a passively managed exchange-traded fund.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index (the “Underlying Index”). Accordingly, the investments owned by the Fund generally correspond to the weightings within the Underlying Index. The Fund's prospectus provides a description of the Fund’s investment objective, policies, and strategies. There is no assurance that the Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Portfolio Investments and Schedule of Written Call Options. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 964, "Financial Services - Investment Companies." GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments and Schedule of Written Call Options may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fund's Valuation Committee, in accordance with the Fund's Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value ("NAV") and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Exchange Listed Funds Trust	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of January 31, 2016 for the Fund based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$58,124,122	$–	$–	$58,124,122
Total Investment Securities	58,124,122	–	–	58,124,122
Other Financial Instruments:
Written Call Options	(1,246,046)	–	–	(1,246,046)
Total Investments	$56,878,076	$–	$–	$56,878,076

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. The Trust's policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of January 31, 2016, there were no transfers between Levels 1, 2, and 3 based on levels assigned to securities at the beginning of the year. For the period ended January 31, 2016, there were no securities categorized as Level 3.

Options

The Fund writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase or sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

Exchange Listed Funds Trust	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

When the Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when the Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. The Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Fund had the following transactions in exchange-traded written options during the period ended January 31, 2016:

	Number of	Premiums
S&P 500 Fund	Contracts	Received
Options outstanding at April 30, 2015	9,528	$682,137
Options written	86,434	6,691,540
Options expired	(14)	(755)
Options exercised	(171)	(37,219)
Options closed	(88,229)	(6,466,690)
Options outstanding at January 31, 2016	7,548	$869,013

Investment Transactions

For financial reporting purposes, portfolio transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

3. Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund's prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in the Underlying Index are subject to market fluctuations. The investor should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Industry Concentration Risk: To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in the industry, which may subject the Fund to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Exchange Listed Funds Trust	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Premium/Discount Risk: Although it is expected that the market price of the Fund's Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund's Shares may trade at a premium or discount to the NAV.

4. Federal Income Tax

At January 31, 2016, the tax cost, gross unrealized appreciation, and gross unrealized depreciation on securities, for federal income tax purposes were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
S&P 500 Fund	$59,444,431	$4,626,610	$(5,946,919)	$(1,320,309)

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 28, 2016

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	March 28, 2016